Trade and other receivables - Ageing of Trade Receivables and Other Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [Line items]
Financial assets	£ 11,484.2	£ 10,532.5
Trade receivables
Disclosure of financial assets [Line items]
Financial assets	7,403.9	6,600.5
Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	7,475.4	6,671.0
Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(71.5)	(70.5)
Accrued income
Disclosure of financial assets [Line items]
Financial assets	3,468.3	3,435.7
Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	3,485.6	3,449.6
Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(17.3)	(13.9)
Other financial assets
Disclosure of financial assets [Line items]
Financial assets	612.0	496.3
0-30 days
Disclosure of financial assets [Line items]
Financial assets	1,335.4	1,223.2
0-30 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	700.6	589.6
0-30 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	706.4	589.8
0-30 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(5.8)	(0.2)
0-30 days | Accrued income
Disclosure of financial assets [Line items]
Financial assets	603.6	618.4
0-30 days | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	603.8	619.4
0-30 days | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(0.2)	(1.0)
0-30 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	31.2	15.2
31-90 days
Disclosure of financial assets [Line items]
Financial assets	697.0	642.5
31-90 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	240.5	192.5
31-90 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	247.1	194.4
31-90 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(6.6)	(1.9)
31-90 days | Accrued income
Disclosure of financial assets [Line items]
Financial assets	450.4	447.3
31-90 days | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	450.5	448.1
31-90 days | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(0.1)	(0.8)
31-90 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	6.1	2.7
91-180 days
Disclosure of financial assets [Line items]
Financial assets	421.1	362.9
91-180 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	60.2	56.5
91-180 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	66.8	64.0
91-180 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(6.6)	(7.5)
91-180 days | Accrued income
Disclosure of financial assets [Line items]
Financial assets	359.9	303.4
91-180 days | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	376.8	307.7
91-180 days | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(16.9)	(4.3)
91-180 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	1.0	3.0
181 days- 1 year
Disclosure of financial assets [Line items]
Financial assets	43.9	129.2
181 days- 1 year | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	10.2	5.7
181 days- 1 year | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	23.5	10.6
181 days- 1 year | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(13.3)	(4.9)
181 days- 1 year | Accrued income
Disclosure of financial assets [Line items]
Financial assets	27.5	120.8
181 days- 1 year | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	27.5	126.8
181 days- 1 year | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	0.0	(6.0)
181 days- 1 year | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	6.2	2.7
Greater than 1 year
Disclosure of financial assets [Line items]
Financial assets	36.2	53.5
Greater than 1 year | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	7.5	2.9
Greater than 1 year | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	45.1	56.6
Greater than 1 year | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(37.6)	(53.7)
Greater than 1 year | Accrued income
Disclosure of financial assets [Line items]
Financial assets	0.0	0.0
Greater than 1 year | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	0.0	0.0
Greater than 1 year | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	0.0	0.0
Greater than 1 year | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	28.7	50.6
Not past due
Disclosure of financial assets [Line items]
Financial assets	8,950.6	8,121.2
Not past due | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	6,384.9	5,753.3
Not past due | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	6,386.5	5,755.6
Not past due | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(1.6)	(2.3)
Not past due | Accrued income
Disclosure of financial assets [Line items]
Financial assets	2,026.9	1,945.8
Not past due | Accrued income | Cost
Disclosure of financial assets [Line items]
Financial assets	2,027.0	1,947.6
Not past due | Accrued income | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(0.1)	(1.8)
Not past due | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	£ 538.8	£ 422.1